Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Schedule of securities available for sale portfolio

(Dollar amounts in thousands)	Amortized cost	Unrealized gains	Unrealized losses	Fair value

December 31, 2012:
Trust preferred securities	$45,894	$367	$(8,234)	$38,027
Municipal securities	177,414	13,717	(244)	190,887
Equity securities	1,142	676	-	1,818
Corporate bonds	219,700	7,186	(1,091)	225,795
Mortgage-backed securities
U.S. sponsored entities	617,158	33,021	(246)	649,933
Private label	4,139	177	-	4,316

Subtotal mortgage-backed securities	621,297	33,198	(246)	654,249

Total securities	$1,065,447	$55,144	$(9,815)	$1,110,776

December 31, 2011:
Trust preferred securities	$45,894	$265	$(8,615)	$37,544
Municipal securities	174,288	10,427	(230)	184,485
Equity securities	1,754	351	(2)	2,103
Corporate bonds	165,923	1,784	(2,928)	164,779
Mortgage-backed securities
U.S. sponsored entities	694,674	37,636	(8)	732,302
Private label	8,964	241	(302)	8,903

Subtotal mortgage-backed securities	703,638	37,877	(310)	741,205

Total securities	$1,091,497	$50,704	$(12,085)	$1,130,116

Schedule of the amounts recognized in earnings related to credit losses on securities

(Dollars in thousands)
Totals
January 1, 2010	$-
Credit losses on securities for which other-than-temporary impairment was not previously recognized	1,022
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	-

December 31, 2010	1,022
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	130

December 31, 2011	1,152
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	5

December 31, 2012	$1,157

Schedule of investments gross unrealized losses and fair value

As of December 31, 2012

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	9	$36,179	$8,234	9	$36,179	$8,234

Municipal securities	5	4,179	58	2	3,059	186	7	7,238	244

Corporate bonds	5	15,604	110	5	20,020	981	10	35,624	1,091

Mortgage-backed securities

U.S. sponsored entities	8	28,246	246	-	-	-	8	28,246	246

Total	18	$48,029	$414	16	$59,258	$9,401	34	$107,287	$9,815

As of December 31, 2011

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	9	$35,789	$8,615	9	$35,789	$8,615

Municipal securities	2	3,094	149	3	2,627	81	5	5,721	230

Equity securities	-	-	-	1	130	2	1	130	2

Corporate bonds	27	91,046	2,928	-	-	-	27	91,046	2,928

Mortgage-backed securities

U.S. sponsored entities	1	4,596	8	-	-	-	1	4,596	8

Private label	3	3,084	302	-	-	-	3	3,084	302

Subtotal mortgage-backed securities	4	7,680	310	-	-	-	4	7,680	310

Total	33	$101,820	$3,387	13	$38,546	$8,698	46	$140,366	$12,085

Scheduled maturities of securities

(Dollar amounts in thousands)	Available for sale

	Weighted Average Yield	Amortized cost	Fair value
Due in one year or less	3.80%	$19,137	$19,411
Due from one year to five years	3.05%	187,595	195,182
Due from five to ten years	3.27%	108,288	111,879
Due after ten years	3.30%	749,285	782,486

	3.26%	$1,064,305	$1,108,958